Earnings Per Share - Summary of Earnings Per Share (Detail) - JPY (¥) ¥ / shares in Units, shares in Thousands, ¥ in Millions	6 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Basic:
Profit attributable to shareholders of the Company	¥ 249,415	¥ 357,436
Weighted average number of common stock in issue (in thousands of shares)	1,380,757	1,399,599
Basic earnings per share	¥ 180.64	¥ 255.38
Diluted:
Profit attributable to the common shareholders of the Company	¥ 249,415	¥ 357,436
Impact of dilutive potential ordinary shares issued by subsidiaries	(9)	(10)
Net profit used to determine diluted earnings per share	¥ 249,406	¥ 357,426
Weighted average number of common stock in issue (in thousands of shares)	1,380,757	1,399,599
Adjustments for stock options (in thousands of shares)	818	942
Weighted average number of common stock for diluted earnings per share (in thousands of shares)	1,381,575	1,400,541
Diluted earnings per share	¥ 180.52	¥ 255.21